SCHEDULE OF OPERATING LEASE RELATED ASSETS AND LIABILITIES (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Lease
Operating lease ROU assets	$ 668,259	$ 712,065
Operating lease liabilities - current	68,291	62,057
Operating lease liabilities - non-current	602,735	650,007
Total operating lease liabilities	$ 671,026	$ 712,064